Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 196,935	$ 157,208
Gross unrealized gains	1,099	1,037
Gross unrealized losses	(1,746)	(1,885)
Fair value	196,288	156,360
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	17,728	13,165
Gross unrealized gains	42	31
Gross unrealized losses	(27)	(27)
Fair value	17,743	13,169
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	9,169	7,563
Gross unrealized gains	30	27
Gross unrealized losses	(40)	(36)
Fair value	9,159	7,554
U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	103,191	81,632
Gross unrealized gains	316	333
Gross unrealized losses	(1,577)	(1,699)
Fair value	101,930	80,266
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	15,765	10,199
Gross unrealized gains	11	6
Gross unrealized losses	(42)	(49)
Fair value	15,734	10,156
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,445	2,646
Gross unrealized gains	7	3
Gross unrealized losses	(9)	(15)
Fair value	2,443	2,634
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	11,302	9,343
Gross unrealized gains	34	17
Gross unrealized losses	(3)	(3)
Fair value	11,333	9,357
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	36,590	31,932
Gross unrealized gains	107	101
Gross unrealized losses	(42)	(51)
Fair value	36,655	31,982
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	745	728
Gross unrealized gains	552	519
Gross unrealized losses	(6)	(5)
Fair value	$ 1,291	$ 1,242